As filed with the Securities and Exchange Commission on May 13, 2020

Registration No. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
[ ] Pre-Effective Amendment No. ___
[ ] Post-Effective Amendment No. ___
PRINCIPAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
711 High Street, Des Moines, Iowa 50392
(Address of Registrant's Principal Executive Offices)
515-247-5419
(Registrant's Telephone Number, Including Area Code)
Laura B. Latham
Assistant Counsel and Assistant Secretary, Principal Funds, Inc.
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)
Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.
Title of Securities Being Registered: Institutional Class and Class R-6 Shares, par value $.01 per share.
No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective on June 12, 2020, pursuant to Rule 488.

PRINCIPAL FUNDS, INC.
711 High Street
Des Moines, Iowa 50392
1 (800) 222-5852
June __, 2020
Dear Shareholder:
A Special Meeting of Shareholders (the "Meeting") of the SystematEx International Fund, a series of Principal Funds, Inc. (“PFI”), will be held at 801 Grand Avenue, Des Moines, Iowa 50392, on June 23, 2020, at 10:00 a.m., Central Time.
At the Meeting, shareholders of the SystematEx International Fund (the “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (the “Plan”) providing for the reorganization of the Acquired Fund into the Diversified International Fund (the “Acquiring Fund”) (together, the "Funds"). Each of these Funds is a separate series of PFI.
Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; and (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Institutional Class and Class R-6 shares of the Acquired Fund will receive, respectively, Institutional Class and Class R-6 shares of the Acquiring Fund. If approved by Acquired Fund shareholders at the Meeting, the Reorganization is expected to occur on or about the close of regularly scheduled trading on the NYSE on June 26, 2020. The shareholders of the Acquired Fund will vote together as a single class and not by separate classes of shares with respect to the Reorganization.
*****
Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy card for the shares of the Acquired Fund you owned as of May 1, 2020, the record date for the Meeting. The Proxy Statement/Prospectus provides background information and describes in detail the Proposal to be voted on at the Meeting.
The PFI Board of Directors has voted in favor of the proposed Reorganization and recommends that you vote FOR the Proposal.
In order for your shares to be voted at the Meeting, we urge you to read the Proxy Statement/Prospectus and then give your voting instructions as follows:
By Mail: Complete and sign your proxy card and enclose it in the postage-paid envelope provided in this proxy package, allowing sufficient time for receipt by us by June 22, 2020.
We appreciate you taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the Reorganization, please call our Shareholder Services Department toll-free at 1 (800) 222-5852.
Sincerely,
Kamal Bhatia
President and Chief Executive Officer

PRINCIPAL FUNDS, INC.
711 High Street
Des Moines, Iowa 50392
1 (800) 222-5852
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the SystematEx International Fund:
Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the SystematEx International Fund (the “Acquired Fund”), a series of Principal Funds, Inc. (“PFI”), will be held at 801 Grand Avenue, Des Moines, Iowa 50392, on June 23, 2020, at 10:00 a.m., Central Time. A Proxy Statement/Prospectus providing information about the following Proposal to be voted on at the Meeting is included with this notice. The Meeting is being held to consider and vote on such Proposal, as well as any other business that may properly come before the Meeting or any adjournment or postponement thereof.

Proposal:	Approval of a Plan of Acquisition providing for the reorganization of the SystematEx International Fund into the Diversified International Fund.
The PFI Board of Directors recommends that shareholders of the Acquired Fund vote FOR the Proposal.
Approval of the Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” of the Acquired Fund, without regard to share class. A "Majority of the Outstanding Voting Securities" is defined in the accompanying Proxy Statement/Prospectus under "Voting Information - Voting Rights."
Each Acquired Fund shareholder of record at the close of business on May 1, 2020, is entitled to receive notice of and to vote at the Meeting and any adjournments or postponements. Please read the attached Proxy Statement/Prospectus.
Shareholders may change their vote and revoke their proxy at any time before it is voted at the Meeting by following the procedures outlined in the accompanying Proxy Statement/Prospectus under "Voting Information - Voting Procedures."
By order of the Board of Directors

June ___, 2020	Kamal Bhatia

Des Moines, Iowa	President and Chief Executive Officer

PRINCIPAL FUNDS, INC.
711 High Street
Des Moines, Iowa 50392
1 (800) 222-5852
---------------------------------
PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 23, 2020
RELATING TO THE REORGANIZATION OF THE
SYSTEMATEX INTERNATIONAL FUND INTO THE DIVERSIFIED INTERNATIONAL FUND
This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Principal Funds, Inc. (“PFI”) to be used at a Special Meeting of Shareholders (the "Meeting") of the SystematEx International Fund, a series of PFI, to be held at 801 Grand Avenue, Des Moines, Iowa 50392, on June 23, 2020, at 10:00 a.m., Central Time.
At the Meeting, the shareholders of the SystematEx International Fund (the “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (the “Plan”) providing for the Acquired Fund's reorganization into the Diversified International Fund (the “Acquiring Fund” and, with the Acquired Fund, the "Funds"). Each of these Funds is a separate series of PFI. PFI is a Maryland corporation and an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").
Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; and (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Institutional Class and Class R-6 shares of the Acquired Fund will receive, respectively, Institutional Class and Class R-6 shares of the Acquiring Fund. If approved by Acquired Fund shareholders at the Meeting, the Reorganization is expected to occur on or about the close of regularly scheduled trading on the NYSE on June 26, 2020. The shareholders of the Acquired Fund will vote together as a single class and not by separate classes of shares with respect to the Reorganization. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and the Form of Plan of Acquisition, which is attached hereto as Appendix A.
This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi‑Annual Reports to Shareholders of PFI contain additional information about the investments of the Acquired Fund and Acquiring Fund. The Annual Reports contain discussions of the market conditions and investment strategies that significantly affected these Funds during the fiscal years ended August 31, 2019 (for the Acquired Fund) and October 31, 2019 (for the Acquiring Fund). Copies of these reports may be obtained at no charge by calling our Shareholder Services Department toll-free at 1 (800) 222-5852 or online at www.principalfunds.com/prospectuses.

The Statement of Additional Information dated June __, 2020 (the “Statement of Additional Information”) relating to this Proxy Statement/Prospectus has been filed with the SEC (File No. 333‑________) and is incorporated by reference into this Proxy Statement/Prospectus. PFI’s Prospectuses, one for the Acquired Fund dated December 31, 2019, as supplemented, and a second for the Acquiring Fund dated March 1, 2020, as supplemented, and PFI's Statements of Additional Information, one for the Acquired Fund dated December 31, 2019, as supplemented, and a second for the Acquiring Fund dated March 1, 2020, as supplemented, have been filed with the SEC (File Nos. 033-59474 and 811-07572). Copies of these documents may be obtained without charge by writing to Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971 or by calling our Shareholder Services Department toll-free at 1 (800) 222-5852. You may also call our Shareholder Services Department toll-free at 1 (800) 222-5852 if you have any questions regarding the Reorganization.
PFI is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy materials, and other information with the SEC. Such reports, proxy materials, and other information are available on the SEC’s EDGAR Database on its Internet site at www.sec.gov.
Important Notice Regarding Availability of Proxy Statement/Prospectus for the Shareholders' Meeting to be Held on June 23, 2020.
We encourage you to access and review all the information contained in the proxy materials before voting.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
The date of this Proxy Statement/Prospectus is June __, 2020

TABLE OF CONTENTS

Page

INTRODUCTION	4
THE REORGANIZATION	4
PROPOSAL: APPROVAL OF A PLAN OF ACQUISITION PROVIDING FOR THE REORGANIZATION OF THE SYSTEMATEX INTERNATIONAL FUND INTO THE DIVERSIFIED INTERNATIONAL FUND	6
Comparison of Acquired and Acquiring Funds	6
Comparison of Investment Objectives and Strategies	7
Comparison of Principal Investment Risks	8
Fees and Expenses of the Funds	9
Performance	12
Board Consideration of the Reorganization	14
INFORMATION ABOUT THE REORGANIZATION	16
Plan of Acquisition	16
Description of the Securities to Be Issued	16
Federal Income Tax Consequences	17
CAPITALIZATION	17
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS	19
ADDITIONAL INFORMATION ABOUT THE FUNDS	31
Multiple Classes of Shares	31
Intermediary Compensation	31
Dividends and Distributions	31
Pricing of Fund Shares	32
TAX INFORMATION	33
DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY COMPENSATION	34
THE COST OF INVESTING AND ONGOING FEES	36
FREQUENT PURCHASES AND REDEMPTIONS	37
SHAREHOLDER RIGHTS	38
PURCHASE OF FUND SHARES	38
REDEMPTION OF FUND SHARES	41
EXCHANGE OF FUND SHARES	42
PORTFOLIO HOLDINGS INFORMATION	43
VOTING INFORMATION	43
OUTSTANDING SHARES AND SHARE OWNERSHIP	45
FINANCIAL STATEMENTS	48
LEGAL MATTERS	48
OTHER INFORMATION	48
APPENDIX A - Form of Plan of Acquisition	A-1
APPENDIX B - Financial Highlights	B-1

INTRODUCTION
This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund to provide information regarding the Plan and the Reorganization.
Principal Funds, Inc. PFI is a Maryland corporation and an open-end management investment company registered with the SEC under the 1940 Act. PFI currently offers 77 separate series (the “PFI Funds”), including the Acquired Fund and Acquiring Fund. The sponsor of PFI is Principal Life Insurance Company (“Principal Life”), and the investment advisor to the PFI Funds is Principal Global Investors, LLC (“PGI”). Principal Funds Distributor, Inc. (the “Distributor” or “PFD”) is the distributor for all share classes. Principal Life is an insurance company organized in 1879 under the laws of the State of Iowa. Principal Life, PGI, and PFD are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. (“PFG”). Principal Life and PGI’s address is the Principal Financial Group, 711 High Street, Des Moines, Iowa 50392, and PFD’s address is 620 Coolidge Drive, Suite 300, Folsom, CA 95630.
Investment Management. Pursuant to an investment advisory agreement with PFI, PGI provides investment advisory services to each PFI Fund and is also responsible for, among other things, administering the business and affairs of each PFI Fund. PGI is also responsible for selecting, contracting with, compensating, and monitoring the performance of any sub-advisors that manage the investment of the assets of the PFI Funds pursuant to sub-advisory agreements. Neither the Acquiring Fund nor the Acquired Fund are sub-advised.
PGI is located at 801 Grand Avenue, Des Moines, IA 50392. PGI is an indirect, wholly-owned subsidiary of PFG.
THE REORGANIZATION
At its meeting held on April 30, 2020, the PFI Board of Directors (the “Board”), including all the Directors who are not “interested persons” (as defined in the 1940 Act) of PFI (the “Independent Directors”), approved the Reorganization pursuant to the Plan providing for the combination of the Acquired Fund into the Acquiring Fund. The Board concluded that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. The factors that the Board considered in deciding to approve the Reorganization are discussed below and under “Proposal - Board Consideration of the Reorganization.”
The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution to Acquired Fund shareholders of the Acquiring Fund shares in complete liquidation and termination of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a value equal to the value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Effective Time”). The closing date of the Reorganization is expected to be on or about June 26, 2020. Holders of shares of the Acquired Fund will receive shares of the same class of the Acquiring Fund. The shareholders of the Acquired Fund will vote together as a single class and not by separate classes of shares with respect to the Reorganization. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the Form of Plan of Acquisition, which is attached hereto as Appendix A.
The Board recommends that Acquired Fund shareholders vote to approve the Reorganization for the following reasons:

•
due to underperformance and a recent portfolio manager departure for the Acquired Fund, all shareholders of the Acquired Fund, which is a limited number, have expressed a desire to reallocate their investment in the Acquired Fund to the Acquiring Fund;

•
the Acquired Fund has underperformed its benchmark and peer group median over the one- and three-year periods ended March 31, 2020, resulting in PGI's assessment of a lack of foreseeable demand or prospects for scalable growth for the Acquired Fund;

•
the Acquired Fund and the Acquiring Fund have the same investment objective and similar principal investment strategies and risks, in that both Funds are actively managed and invest significantly in foreign equity securities, although there are certain key differences between the Funds' investment strategies and policies, as further described under "Proposal - Comparison of Acquired and Acquiring Fund";

•
while the Reorganization will result in Acquired Fund shareholders paying a higher management fee rate and having a higher expense ratio for each share class, the Reorganization will expose Acquired Fund shareholders to a more actively managed fund with a consistent management team that has produced stronger historical performance to that of the Acquired Fund, as evidenced by the Acquiring Fund's outperformance of the Acquired Fund over the one- and three-year periods ended March 31, 2020;

•
in the opinion of legal counsel, the Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and no gain or loss will be recognized as a result of the Reorganization by the Acquired Fund or Acquiring Fund shareholders;

•
PGI, as investment advisor to the Acquired Fund, will pay all direct expenses and out-of-pocket fees, including audit and proxy-related costs, incurred in connection with the Reorganization, as well as the explicit costs (commissions, taxes, foreign exchange brokerage, and fees) of Reorganization-related portfolio repositioning up to $205,000; and

•
liquidation of the Acquired Fund, as an alternative to the Reorganization, could cause Acquired Fund shareholders to bear increased transaction costs due to the sale of its portfolio securities, as compared to the Reorganization where PGI will pay a portion of repositioning costs, and liquidation could have tax consequences to certain Acquired Fund shareholders.

Please see "Proposal - Board Consideration of the Reorganization" for additional information about the Board's consideration of the Reorganization and “Information About the Reorganization - Federal Income Tax Consequences” for additional information about the federal income tax consequences of the Reorganization.
PGI serves as investment advisor to both the Acquired Fund and Acquiring Fund. If the Reorganization is approved, the portfolio managers of the Acquiring Fund, which are different from the portfolio managers of the Acquired Fund, will remain the portfolio managers of the Acquiring Fund post-Reorganization. Please see "Proposal" below for additional comparison information between the Acquired Fund and Acquiring Fund, as well as information about the Acquiring Fund post-Reorganization.
The direct expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and solicitation costs and audit fees, will be paid by PGI as the advisor to the Acquired Fund. The costs are estimated to be $6,000. The Acquired Fund will reposition its portfolio prior to the Reorganization for the purpose of transferring only those assets that are consistent with the Acquiring Fund’s investment strategy. Based on commission rates typically paid by the Acquired Fund, it is estimated that in connection with the repositioning of the assets of the Acquired Fund, the Acquired Fund will incur commissions, taxes, foreign exchange brokerage, and fees of approximately $205,000 (or 12.9 basis points), which PGI will pay. It is expected that, for the entire repositioning, approximately 78% of the portfolio securities of the Acquired Fund will be disposed of through planned sales and new securities purchased. As of February 29, 2020, the estimated taxable loss to the Acquired Fund was, net of estimated expenses and brokerage commissions, approximately $15,535,000 ($0.68 per share) on a U.S. GAAP basis.
Each of the Acquired Fund and the Acquiring Fund qualifies, and following the Reorganization it is expected that the Acquiring Fund will continue to qualify, as a Regulated Investment Company for tax purposes.

PROPOSAL:
APPROVAL OF A PLAN OF ACQUISITION
PROVIDING FOR THE REORGANIZATION OF THE
SYSTEMATEX INTERNATIONAL FUND INTO THE
DIVERSIFIED INTERNATIONAL FUND
Shareholders of the SystematEx International Fund (the “Acquired Fund”) are being asked to approve the Plan, which provides for the reorganization of the Acquired Fund into the Diversified International Fund (the “Acquiring Fund”).
Comparison of Acquired and Acquiring Funds
The following tables provide comparative information with respect to the Acquired and Acquiring Funds. As indicated in the tables, the Funds have the same investment objective in that both Funds seek long-term growth of capital. The Funds have similar investment strategies and risks in that both Funds invest primarily in foreign equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). Both Funds are also actively managed. The principal differences are that the Acquiring Fund has dedicated exposure to emerging markets and equity securities of small companies, while the Acquired Fund does not, and the Acquiring Fund is more actively managed, with a higher active share, than the Acquired Fund. PGI is the investment advisor for both the Acquired Fund and Acquiring Fund; however, the Acquired Fund and Acquiring Fund are each managed by a different team of portfolio managers. The portfolio managers listed below for the Acquiring Fund will remain the portfolio managers of the Acquiring Fund post-Reorganization.

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)	DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
Approximate Net Assets as of April 30, 2020	Approximate Net Assets as of April 30, 2020
$193,848,000	$11,094,998,000

Investment Advisor	Investment Advisor
PGI	PGI

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)	DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
PGI Portfolio Managers	PGI Portfolio Managers
Christopher Ibach has been with Principal® since 2000. He earned a bachelor’s degree in Electrical Engineering and an M.B.A. in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with Principal® since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with Principal® since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.
Juliet Cohn has been with Principal® since 2003. Ms. Cohn is an employee of Principal Global Investors (Europe) Limited and manages Principal Fund assets through PGI pursuant to a participating affiliate arrangement. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.

Comparison of Investment Objectives and Strategies
SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)	DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
Investment Objective	Investment Objective
The Acquired Fund seeks long-term growth of capital.	The Acquiring Fund seeks long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies
The Acquired Fund invests primarily in foreign equity securities. The Acquired Fund has no limitation on the percentage of assets invested in any one country or denominated in any one currency, but the Acquired Fund typically invests in foreign securities of at least 3 countries and at least 40% of its net assets in foreign securities. The Acquired Fund invests in equity securities of small, medium, and large market capitalization companies and in growth and value stocks. In an attempt to match or exceed the performance of the Acquired Fund's benchmark index (the MSCI EAFE NTR Index), the Acquired Fund uses a systematic approach to purchase certain equity securities in the index and to exclude or adjust the weight of certain equity securities relative to the index.

The Acquiring Fund invests primarily in foreign equity securities. The Acquiring Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Acquiring Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Acquiring Fund also invests in emerging market securities. The Acquiring Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).

Temporary Defensive Investing
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to 100% of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.
Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) who arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in the Principal Funds, Inc. Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. The collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process, the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower, and credit, legal, counterparty and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Fundamental Investment Restrictions
The Funds are subject to identical fundamental investment restrictions, which may not be changed without a shareholder vote. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the Funds are described in the Statement of Additional Information under "Description of the Funds' Investments and Risks - Fundamental Restrictions."

Additional Information
The investment objective of each Fund may be changed by the Board without shareholder approval.
Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Additional Information About Investment Strategies and Risks,” as well as in the Statement of Additional Information.
The Statement of Additional Information provides further information about the portfolio managers for each Fund, including information about compensation, other accounts managed, and ownership of Fund shares.
Comparison of Principal Investment Risks
In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds.
Principal Risks Applicable to Both Funds:
The following principal risks are applicable to the Acquired Fund and the Acquiring Fund. The principal risks of investing in the Funds are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Principal Risks of Investing in the Acquiring Fund:
The following is a principal risk of investing in the Acquiring Fund but not of investing in the Acquired Fund. There are no additional principal risks of investing in either the Acquired Fund or the Acquiring Fund that are not included above or below.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fees and Expenses of the Funds
Shareholder Fees (fees paid directly from your investment)
The Institutional Class and Class R-6 shares of the Funds are not subject to sales charges or redemption fees.
Fees and Expenses as a % of average daily net assets
The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended August 31, 2019; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended October 31, 2019; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended October 31, 2019 assuming that the Reorganization had taken place at the commencement of the fiscal year ended October 31, 2019.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Holders of Institutional Class and Class R-6 shares of the Acquired Fund will receive, respectively, Institutional Class and Class R-6 shares of the Acquiring Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

(a) SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)
Class	Management Fees	Other Expenses	Total Operating Expenses	Fee Waiver/ Expense Reimbursement (1)	Net Expenses
Institutional	0.60%	6.47%	7.07%	(6.32)%	0.75%
R-6	0.60%	0.23%	0.83%	(0.19)%	0.64%
(b) DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
Class	Management Fees (2)	Other Expenses (2)	Total Operating Expenses	Fee Waiver/Expense Reimbursement (3)	Net Expenses
Institutional	0.71%	0.13%	0.84%	—%	0.84%
R-6	0.71%	0.02%	0.73%	—%	0.73%
(c) DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund) (Pro forma assuming Reorganization)
Class	Management Fees (2)	Other Expenses (2)	Total Operating Expenses	Fee Waiver/Expense Reimbursement (3)	Net Expenses
Institutional	0.71%	0.13%	0.84%	—%	0.84%
R-6	0.71%	0.02%	0.73%	—%	0.73%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2020; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

(2) Fees have been restated to reflect current fees.
(3) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired Fund and Acquiring Fund. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated, and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the periods noted in the table above. The examples should not be considered a representation of future expense of the Acquired Fund or Acquiring Fund. Actual expense may be greater or less than those shown.

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)
Assumes redemption at the end of the periods listed:
	1 year	3 years	5 years	10 years
Institutional Class	$77	$1,520	$2,905	$6,123
Class R-6	65	246	442	1,008
DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
Assumes redemption at the end of the periods listed:
	1 year	3 years	5 years	10 years
Institutional Class	$86	$268	$466	$1,037
Class R-6	75	233	406	906
DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund) (Pro forma assuming Reorganization)
Assumes redemption at the end of the periods listed:
	1 year	3 years	5 years	10 years
Institutional Class	$86	$268	$466	$1,037
Class R-6	75	233	406	906
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction fees and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Acquired Fund was 10.7% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 51.0%.
Investment Management Fees
The Funds each pay their investment advisor, PGI, a management fee, which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)		DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
First $500 Million	0.60%	First $500 Million	0.80%
Next $500 Million	0.58%	Next $500 Million	0.78%
Next $500 Million	0.56%	Next $500 Million	0.76%
Over $1.5 Billion	0.55%	Next $500 Million	0.75%
		Next $1 Billion	0.73%
		Next $7 Billion	0.70%
		Over $10 Billion	0.69%

The management fee the Acquired Fund paid (as a percentage of the Fund's average daily net assets) for the fiscal year ended August 31, 2019 was:

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)
0.60%
The management fee the Acquiring Fund paid (as a percentage of the Fund's average daily net assets) for the fiscal year ended October 31, 2019 was:

DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
0.81%
Availability of the discussions regarding the basis for the Board of Directors' approval of the management agreement is as follows:

Fund	Semi-Annual Report to Shareholders for the period ending February 29, 2020

SystematEx International Fund (Acquired Fund)	X

Fund	Annual Report to Shareholders for the period ending October 31, 2019

Diversified International Fund (Acquiring Fund)	X
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1 (800) 222-5852 or online at www.principalfunds.com.
The following bar chart shows the investment returns of the Acquired Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Acquired Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Acquired Fund), how the Acquired Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 22, 2015).

Calendar Year Total Return (%) as of 12/31 Each Year
SystematEx International Fund (Acquired Fund)

Highest return for a quarter during the period of the bar chart above:	Q1 '19	10.40%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(12.94)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Fund
Institutional Class Return Before Taxes	17.22%	6.81%
Institutional Class Return After Taxes on Distributions	17.03%	5.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.40%	5.33%
Class R-6 Return Before Taxes	17.38%	7.05%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	7.86%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The following bar chart shows the investment returns of the Acquiring Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Acquiring Fund). The table shows, for each share class of the Acquiring Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Acquiring Fund), how the Acquiring Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of the Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Calendar Year Total Return (%) as of 12/31 Each Year
Diversified International (Acquiring Fund)

Highest return for a quarter during the period of the bar chart above:	Q3 '10	17.52%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(19.22)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	22.93%	5.49%	6.00%
Institutional Class Return After Taxes on Distributions	22.47%	4.87%	5.56%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.20%	4.28%	4.86%
Class R-6 Return Before Taxes	22.88%	5.02%	5.46%
MSCI ACWI Ex-U.S. Index NR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.53%	5.51%	4.97%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Board Consideration of the Reorganization
At its April 30, 2020 meeting, the PFI Board of Directors considered information presented by PGI. The Board requested and evaluated such information as it deemed necessary to consider the proposed Reorganization of the Acquired Fund into the Acquiring Fund. At the meeting, the Board approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among other things, the following factors, in no order of priority:

•	the expressed preference of the current shareholders of the Acquired Fund to transition their investments to the Acquiring Fund;

•	the prospects for growth of and for achieving economies of scale by the Acquired Fund as compared to those of the Acquiring Fund;

•	the Funds' identical investment objectives, similar principal investment strategies and risks, and identical fundamental investment restrictions;

•	the Funds' current management fee rates and expense ratios and the expected management fee rate and expense ratios of the Acquiring Fund following the Reorganization;

•	the estimated costs of the Reorganization, including audit and proxy-related costs, and that such costs will be borne by PGI;

•	the estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;

•	the different portfolio management teams of the Acquired Fund and the Acquiring Fund;

•	the extent to which each Fund's portfolio is actively managed and each Fund's active share;

•	information regarding the Funds' investment performance and risk-return profiles;

•	the direct or indirect federal income tax consequences of the Reorganization;

•	any direct or indirect benefits, including potential economic benefits, expected to be derived by PGI and its affiliates from the Reorganization;

•	the absence of any material differences in the rights of shareholders of the Funds;

•	the Reorganization will not result in the dilution of the interests of shareholders of the Acquired Fund or the Acquiring Fund;

•	the terms and conditions of the Plan; and

•	possible alternatives to the Reorganization, including liquidation of the Acquired Fund.
The Board recommends that Acquired Fund shareholders vote to approve the Reorganization for the following reasons:

•
due to underperformance and a recent portfolio manager departure for the Acquired Fund, all shareholders of the Acquired Fund, which is a limited number, have expressed a desire to reallocate their investment in the Acquired Fund to the Acquiring Fund;

•
the Acquired Fund has underperformed its benchmark and peer group median over the one- and three-year periods ended March 31, 2020, resulting in PGI's assessment of a lack of foreseeable demand or prospects for scalable growth for the Acquired Fund;

•
the Acquired Fund and the Acquiring Fund have the same investment objective and similar principal investment strategies and risks, in that both Funds are actively managed and invest significantly in foreign equity securities, although there are certain key differences between the Funds' investment strategies and policies, as further described under "Proposal - Comparison of Acquired and Acquiring Fund";

•
while the Reorganization will result in Acquired Fund shareholders paying a higher management fee rate and having a higher expense ratio for each share class, the Reorganization will expose Acquired Fund shareholders to a more actively managed fund with a consistent management team that has produced stronger historical performance to that of the Acquired Fund, as evidenced by the Acquiring Fund's outperformance of the Acquired Fund over the one- and three-year periods ended March 31, 2020;

•
in the opinion of legal counsel, the Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and no gain or loss will be recognized as a result of the Reorganization by the Acquired Fund or Acquiring Fund shareholders;

•
PGI, as investment advisor to the Acquired Fund, will pay all direct expenses and out-of-pocket fees, including audit and proxy-related costs, incurred in connection with the Reorganization, as well as the explicit costs (commissions, taxes, foreign exchange brokerage, and fees) of Reorganization-related portfolio repositioning up to $205,000; and

•
liquidation of the Acquired Fund, as an alternative to the Reorganization, could cause Acquired Fund shareholders to bear increased transaction costs due to the sale of its portfolio securities, as compared to the Reorganization where PGI will pay a portion of repositioning costs, and liquidation could have tax consequences to certain Acquired Fund shareholders.

INFORMATION ABOUT THE REORGANIZATION
Plan of Acquisition
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Form of the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus.
Under the Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the Acquired Fund. We expect that the closing date will be June 26, 2020, or such earlier or later date as Fund management may determine, and that the Effective Time of the Reorganization will be as of the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each Fund will determine its net asset values as of the close of trading on the NYSE using the procedures described in its then-current prospectus (the procedures applicable to the Acquired Fund and Acquiring Fund are identical). The Acquiring Fund will issue to the Acquired Fund a number of shares with a total value equal to the total value of the net assets of the corresponding share class of the Acquired Fund outstanding at the Effective Time.
Immediately after the Effective Time, the Acquired Fund will distribute to its shareholders Acquiring Fund shares of the same class as the Acquired Fund shares each shareholder owns in exchange for all Acquired Fund shares of that class. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund that are equal in value to the value of the shares of the Acquired Fund that are surrendered in the exchange. In connection with the exchange, the Acquiring Fund will credit on its books an appropriate number of its shares to the account of the Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. After the Effective Time, the Acquired Fund will be terminated in accordance with applicable law.
The Plan may be amended by the Board, except that after approval by shareholders of the Acquired Fund, no amendment may be made that, in the opinion of the Board, would materially adversely affect the interests of the shareholders of the Acquired Fund. The Board may abandon and terminate the Plan at any time before the Effective Time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders of either of the Funds.
Under the Plan, PGI will pay all direct expenses and out-of-pocket fees incurred in connection with the Reorganization, as well as the explicit costs (commissions, taxes, foreign exchange brokerage, and fees) of Reorganization-related portfolio repositioning up to $205,000.
If the Plan is not approved for any reason, the Acquired Fund will continue to operate as a series of PFI, and PFI's Board may take any further action, such as re-soliciting shareholders to approve the Reorganization or liquidating the Acquired Fund, as it deems to be in the best interests of the Acquired Fund and its shareholders.
Description of the Securities to Be Issued
PFI is a Maryland corporation that is authorized to issue its shares of common stock in separate series and separate classes of series. The Acquired Fund and Acquiring Fund are each a separate series of PFI, and the Institutional Class and Class R-6 shares of common stock of the Acquiring Fund to be issued in connection with the Reorganization represent interests in the assets belonging to that series and have identical dividend, liquidation, and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in services as described below under "The Cost of Investing and Ongoing Fees." Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to, and borne solely by, that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.
All shares of PFI have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders that the Board has determined affects the interests of only a particular series or class.
The share classes of the Acquired Fund have the same rights with respect to the Acquired Fund that the share classes of the Acquiring Fund have with respect to the Acquiring Fund.

Shares of both Funds, when issued, have no cumulative voting rights, are fully paid and non-assessable, have no preemptive or conversion rights, and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share.
Federal Income Tax Consequences
To be considered a tax-free “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), a reorganization must exhibit a continuity of business enterprise. Because the Acquiring Fund will use a portion of the Acquired Fund’s assets in its business, will continue the Acquired Fund’s historic business, and can hold 100% of Acquired Fund's assets, the combination of the Acquired Fund into the Acquiring Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free “reorganization” under applicable provisions of the Code. In the opinion of tax counsel to PFI, no gain or loss will be recognized by the Acquired Fund or its shareholders in connection with the combination, the tax cost basis of the Acquiring Fund shares received by shareholders of the Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the Acquiring Fund shares will include their holding periods for the Acquired Fund shares.
Capital Loss Carryforward. As of April 30, 2020, the Acquired Fund had capital loss carryforwards, which will likely be subject to loss limitations.
Capital Gains or Losses from Disposition of Portfolio Securities. The disposition of portfolio securities by the Acquired Fund prior to and in connection with the Reorganization could result in the Acquired Fund incurring long-term and short-term capital gains or losses. Any such capital gains or losses will be passed through to the shareholders of the Acquired Fund and will be subject to taxation as described below. As of February 29, 2020, the estimated taxable loss (net of estimated expenses and brokerage commissions) was approximately $15,535,000 ($0.68 per share) on a U.S. GAAP basis.
Distribution of Income and Gains. Prior to the Reorganization, the Acquired Fund, whose taxable year will end as a result of the Reorganization, may declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains or losses on any securities disposed of in connection with the Reorganization. Such distributions will be made to shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder’s taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.
The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisors regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations that may apply in your particular circumstances.
CAPITALIZATION
The following tables show, as of April 30, 2020: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization has occurred as of that date. As of April 30, 2020, the Acquired Fund had two outstanding classes of shares: Institutional Class and Class R-6. As of April 30, 2020, the Acquiring Fund had 10 outstanding classes of shares: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6.
PGI, investment advisor to the Funds, will pay all direct expenses and out-of-pocket fees incurred in connection with the Reorganization, as well as the explicit trading costs (commissions, taxes, foreign exchange brokerage, and fees) associated with the sale and purchase of any portfolio securities to reposition the Acquired Fund up to $205,000.

SYSTEMATEX INTERNATIONAL FUND (Acquired Fund)
	Net Assets (000s)	Net Asset Value Per Share	Shares Outstanding (000s)
Institutional	$92	$8.36	11
R-6	193,756	8.48	22,848
	$193,848		22,859
DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund)
	Net Assets (000s)	Net Asset Value Per Share	Shares Outstanding (000s)
Class A	$189,685	$10.93	17,353
Class C	8,700	10.94	795
Class J	129,349	10.79	11,990
Institutional	318,148	10.86	29,301
R-1	2,564	10.91	235
R-2	2,232	10.89	205
R-3	9,675	10.91	887
R-4	11,667	11.05	1,056
R-5	35,377	11.02	3,211
R-6	10,387,601	10.86	956,483
	$11,094,998		1,021,516

Decrease in shares outstanding of the Acquired Fund to reflect the exchange for shares of the Acquiring Fund
Institutional			(3)
R-6			(5,007)

DIVERSIFIED INTERNATIONAL FUND (Acquiring Fund) (pro forma assuming Reorganization)
	Net Assets (000s)	Net Asset Value Per Share	Shares Outstanding (000s)
Class A	$189,685	$10.93	17,353
Class C	8,700	10.94	795
Class J	129,349	10.79	11,990
Institutional	318,240	10.86	29,309
R-1	2,564	10.91	235
R-2	2,232	10.89	205
R-3	9,675	10.91	887
R-4	11,667	11.05	1,056
R-5	35,377	11.02	3,211
R-6	10,581,357	10.86	974,324
	$11,288,846		1,039,366

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the comparison section for the Funds under "Comparison of Investment Objectives and Strategies." The comparison section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Funds' Statement of Additional Information, the Board of Directors may change a Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
Active Management
The performance of a fund that is actively managed will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political, and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.
Liquidity
The Funds have established a liquidity risk management program as required by the SEC’s Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.

Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations and foreign securities or securities with substantial market risk tend to have greater exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. Moreover, markets (or certain market sectors) may experience greater volatility in response to the occurrence of natural or man-made disasters and catastrophes, such as acts of terrorism, pandemics, military actions, or political instability. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.
Recent events are impacting the securities markets. A respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in border closings and other travel restrictions and disruptions, disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations and reductions, significant challenges in the healthcare industry, and quarantines. These impacts have caused significant volatility and declines in global financial markets, including declines in oil and commodity markets, which have caused losses for investors. Health crises may exacerbate other pre-existing political, social, economic, market and financial risks and could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. The COVID-19 outbreak has resulted in certain of those negative consequences. Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the COVID-19 outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.
The COVID-19 outbreak, and future pandemics, could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. The resulting market volatility, dramatic changes to interest rates, and unfavorable economic conditions could result in a fund’s inability to achieve its investment objectives, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this prospectus and the statement of additional information to understand each fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a fund may satisfy redemption requests in-kind.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Strategy and Risk Table
The following table identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal (meaning they are relevant to a Fund but to a lesser degree than those designated as principal), or not applicable for each Fund. Each fund is also subject to the risks of any underlying funds in which it invests. The Statement of Additional Information contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	SYSTEMATEX INTERNATIONAL FUND	DIVERSIFIED INTERNATIONAL FUND
Convertible Securities	Non-Principal	Non-Principal
Counterparty Risk	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal
Emerging Markets	Not Applicable	Principal
Equity Securities	Principal	Principal
• Growth Style	Principal	Principal
• Smaller Companies	Principal	Principal
• Value Style	Principal	Principal
Fixed-Income Securities	Non-Principal	Non-Principal
Foreign Currency	Principal	Principal
Foreign Securities	Principal	Principal
Hedging	Not Applicable	Non-Principal
Investment Company Securities	Non-Principal	Non-Principal
Leverage	Not Applicable	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal
Portfolio Duration	Non-Principal	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal

Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as "junk"). Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

There are many different types of derivatives and many different ways to use them.

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Commodity Index-Linked Notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

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Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund's income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.

These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

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Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Funds consider a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
Usually, the term "emerging market" (also called a "developing market") means any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe.

Investments in companies of emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility and redemptions alongside reduced liquidity and dealer market-making capacity in fixed income markets. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Funds consider a security to be tied economically to countries outside the U.S. (a "foreign security") if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
If a fund's portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region. For example, funds that have significant investment in the United Kingdom face risks related to the United Kingdom's vote to leave the European Union (the “EU”), commonly known as “Brexit.” Brexit has resulted in significant uncertainties and instability in the financial markets. Brexit may have significant political and financial consequences in the United Kingdom, as well as in European markets and the broader global economy. As a result, the performance of such a fund may be more volatile than the performance of a more geographically diversified fund.
Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and certain other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.

Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state, and local income tax purposes and communicate the Fund's allocable share of the MLP's income, gains, losses, deductions, and expenses via a "Schedule K-1." Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. In some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns. For example, if the Fund keeps MLP investments until the basis (generally the price paid for the units, as adjusted downwards with each distribution and allocation of deductions and losses, and upwards with each allocation of taxable income and gain) is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected Form 1099.
If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund's underlying bonds, weighted by the percentage of the fund's assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable rate distributions and generally have a payment "preference" over common stock, but are junior to the issuer's senior debt in a liquidation of the issuer's assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.

Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund's investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of the Acquired Fund and Acquiring Fund's shares is concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
As an example, as of October 31, 2019, PFI and Principal Variable Contracts Funds, Inc. funds of funds owned, in the aggregate, 32.38% of the outstanding shares of the Acquiring Fund. PGI is the advisor to the funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Multiple Classes of Shares
The PFI Board of Directors has adopted an 18f-3 Plan for each of the Funds. Under these plans, the Acquired Fund offers Institutional Class and Class R-6. The Acquiring Fund offers Class A, Class C, Class J, Institutional Class, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Class R-6. The shares are the same except for differences in purchaser eligibility, class expenses, excessive trading, and other fees, as described elsewhere in this Proxy Statement/Prospectus. Additional share classes may be offered in the future by the Acquiring Fund.
Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment advisor, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.
Dividends and Distributions
Dividends are based on estimates of income, expenses, and shareholder activity for the Funds. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day before the payment date. The payment schedule is as follows:

•	The Acquired Fund and Acquiring Fund each pay its net investment income annually in December.
For more details on the payment schedule, go to: www.principalfunds.com/taxcenter.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1 (800) 222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
Pricing of Fund Shares
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the NYSE is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m., Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Kansas City, Missouri. To process your transaction (purchase, redemption, or exchange) on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	before the close of trading on the NYSE (normally 3:00 p.m., Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m., Central Time, if the particular disruption directly affects only the NYSE.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.

For each of the Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.
Notes:

•
If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which PGI expects the securities may be sold.

TAX INFORMATION
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 24%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Under proposed U.S. Treasury Regulations non-corporate Fund shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to them by the Fund. The 20 percent deduction applies to qualified REIT dividends distributed during 2018-2025 tax years.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
The information contained in this Proxy Statement/Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of PFI. PFD is an affiliate of Principal Life Insurance Company and, with it, is a subsidiary of Principal Financial Group, Inc. and member of Principal®. Institutional Class and Class R-6 shares are not subject to Rule 12b-1 fees.

Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Institutional Class and Class R-6 Shares
PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and/or shareholder services. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates may also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments may vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in retirement plans, and it is typically paid some or all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also receives compensation paid by PGI from its own resources.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the Statement of Additional Information.
Institutional Class and Class R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training, and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information.
The payments described in this Proxy Statement/Prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this Proxy Statement/Prospectus. Ask your Financial Professional about any fees and commissions they charge.

THE COST OF INVESTING AND ONGOING FEES
The Cost of Investing
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
• the dollar amount you are investing,
• the amount of time you plan to hold the investment,
• any plans to make additional investments in the Principal Funds, and
• eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance, and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Institutional Class and Class R-6 Shares
These share classes are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
However, if you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary. Shares of each Fund are usually available in other share classes that have different fees and expenses.
One-Time Fee - Initial Sales Charge
Institutional Class and Class R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Institutional Class and Class R-6 Shares
These share classes are not subject to a CDSC.

Ongoing Fees
The ongoing fees are the operating expenses of a Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:

•	Management Fee (all Classes) – Through the Management Agreement with the Funds, PGI has agreed to provide investment advisory services and corporate administrative services to the Funds.

•
Other Expenses (all Classes) – A portion of expenses that are allocated to all classes of the Fund. Other expenses include interest expense, expenses related to fund investments, and index licensing fees. Additional examples of other expenses include:

•
Transfer Agent Fee (all Classes) – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Institutional Class shares, these services are currently provided at cost. The Fund does not pay these for Class R-6 shares.

•
Certain Operating Expenses (Institutional Class and Class R-6) – Expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

•	Acquired Fund Fees and Expenses (all Classes) – Fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of Fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:

•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Funds; and

•	Increase expenses of the Funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.
The Board of Directors of the Funds has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone, or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking such other action as directed by the Fund.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.
Institutional Class and Class R-6 Shares
In addition to taking any of the foregoing actions, if PFI, or a Fund, deem abusive trading practices to be occurring, PFI may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
The Funds have adopted an exchange frequency restriction for these classes, described below in “Exchange of Fund Shares” to limit excessive trading in fund shares.
SHAREHOLDER RIGHTS
Each shareholder of a Fund is eligible to vote, either in person or by proxy, at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the Fund. Each share has equal rights with every other share of the Fund as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or appraisal rights. Shares of a Fund are issued as full or fractional shares. Each fractional share has proportionately the same rights, including voting rights, as are provided for a full share. Shareholders of PFI may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Fund shareholders.
The bylaws of PFI also provide that PFI does not need to hold an annual meeting of shareholders unless, for example, one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. PFI intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.
Shareholder inquiries should be directed to: Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971 or by calling toll-free at 1 (800) 222-5852.
PURCHASE OF FUND SHARES
PFI offers funds in multiple share classes: A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Institutional Class and Class R-6 shares are offered by the Acquired Fund and Acquiring Fund. Classes A, C, J, R-1, R-2, R-3, R-4, and R-5 are also offered by the Acquiring Fund.

The Funds reserve the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Funds do not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in PGI’s opinion, may be disruptive to the Funds. For these purposes, PGI may consider an investor’s trading history in a Fund or other funds sponsored by Principal Life and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain funds or share classes to new investors or to close certain funds or share classes to new and existing investors.
PFI will not issue certificates for shares.
No salesperson, broker-dealer, or other person is authorized to give information or make representations about a Fund other than those contained in this Proxy Statement/Prospectus. Information or representations not contained in this Proxy Statement/Prospectus may not be relied upon as having been provided or made by PFI, a Fund, PGI, any Sub-Advisor, or Principal Funds Distributor, Inc.
Procedures for Opening an Account
Institutional Class and Class R-6 Shares
Shares of the Funds are generally purchased through Financial Professionals. There are no sales charges on Institutional Class or Class R-6 shares of the Fund.
Shareholder accounts in these share classes are generally maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally within an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
PFI will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. PFI will not establish accounts that are for the benefit of a business/organization that is illegal under federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. At the sole discretion of the Distributor, the Fund may broaden or limit the designation of eligible purchasers, permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice. Not all of the Funds are offered in every state. Please check with your Financial Professional or our home office for state availability.

Institutional Class and Class R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other intermediaries; such plans or intermediaries may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor's financial considerations are different. You should speak with your Financial Professional to help you decide which share class is best for you.
Eligible purchasers of Institutional Class and Class R-6 shares currently include, but are not limited to:

Eligible purchasers currently include, but are not limited to:	Institutional	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services	X	X
separate accounts of Principal Life	X	X
Principal Life or any of its subsidiaries or affiliates	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds	X	X
clients of Principal Global Investors, LLC	X	X
certain employer sponsored retirement plans with plan level omnibus accounts	X	X
certain pension plans and employee benefit plans	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services	X	X
investors investing at least $1,000,000 per fund	X	X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X	X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X	X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping	X	X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations	X	X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity	X	X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate	X	X
the portfolio manager of any adviser to the fund	X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X	X
retirement plans and IRAs investing through a retirement marketplace enabled by state legislation	X
Minimum Investments
Institutional Class and Class R-6 Shares
There are no minimum initial or subsequent investment requirements for an investor who otherwise qualifies as an eligible purchaser.
Payment
Institutional Class and Class R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
For Institutional Class shareholders investing through a retirement marketplace enabled by state legislation, please contact Principal Funds by calling 1 (800) 222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.

REDEMPTION OF FUND SHARES
Under normal circumstances, you may redeem shares of any class of the Fund at any time. There is no fee for any redemption. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in "Exchange of Fund Shares."
The shares you redeem will have the NAV per share that is next computed after the Fund receives and accepts your redemption order in proper and complete form. Your redemption proceeds will generally be sent on the next business day (a day when the NYSE is open for normal business) following the date on which your request is received and accepted in proper and complete form. Although you can redeem your shares at any time, if you purchased shares by check or ACH and subsequently request a redemption of those shares, your redemption proceeds will generally be delayed for seven calendar days after the purchase to allow a sufficient period of time to ensure your recent payment has been cleared by the relevant bank. To redeem shares purchased by check or ACH within the previous seven days, the Funds require redemption requests with respect to those shares to be submitted in writing or by telephone, unless you contact the Fund and make alternate arrangements.
Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payments for more than seven days, as permitted by federal securities law.
Under normal circumstances, the Funds expect to meet redemption requests through holdings of cash or the sale of investments held in cash equivalents. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. Funds may also choose to sell portfolio assets for the purpose of meeting redemption requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
Institutional Class and Class R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form, which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone
To sell shares by telephone:

•	Telephone privileges must apply to the account from which the shares are sold.

•	A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.

•
A maximum amount of $500,000 for Class R-6, and a maximum amount of $10,000,000 for Institutional Class, of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account (that must not have been added or changed within the last 15 days).

•
A maximum of $500,000 of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.

•	If our telephone lines are busy, you may need to send in a written sell order.
Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form, or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this Proxy Statement/Prospectus.
EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. All exchanges completed on the same day are considered a single exchange for purposes of the exchange limitations described below. To prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange, or close an account.

Institutional Class and Class R-6 Shares
A shareholder, which may include a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary (which may include, without limitation, an employee retirement plan or other employee benefit plan, plan administrator, plan record keeper, or managed account provider) imposes, Fund shares may be exchanged, without charge, for shares of the same share class of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,

•	the share class of such other Fund is available through the intermediary,

•	the share class of such other Fund is available in the shareholder’s state of residence, and

•
with respect to shares purchased through an intermediary that is willing and able to impose the 30-day exchange or repurchase restriction described below, the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund.

With respect to shares purchased through an intermediary that is willing and able to impose a 30-day exchange or repurchase restriction, an order to purchase shares of any Fund, except shares of the Money Market Fund, will be rejected if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of funds of funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restriction described above, Fund management may waive this restriction based on:

•	exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or

•	the implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
The Funds’ transfer agent employs transaction monitoring that management believes is reasonably likely to identify and prevent excessive trading in Fund shares. The 30-day exchange or repurchase restriction described above is not imposed with respect to shares held directly with the Funds’ transfer agent. However, such shares may be purchased through an intermediary that imposes such an exchange or repurchase restriction.
PORTFOLIO HOLDINGS INFORMATION
A description of PFI’s policies and procedures with respect to disclosure of the Funds’ portfolio securities is available in PFI's Statement of Additional Information.
VOTING INFORMATION
Voting Procedures. PFI is furnishing this Proxy Statement/Prospectus to shareholders of record of the Acquired Fund in connection with the solicitation of proxies on behalf of the Board to be used at the Meeting. If you complete and return the enclosed proxy card, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may change your vote and revoke your proxy at any time before it is voted at the Meeting in any of the following ways: (i) by sending a written notice of revocation to the Meeting Secretary of Principal Funds, Inc., in care of Principal Financial Group, 711 High Street, Des Moines, Iowa 50392; (ii) by submitting another properly signed card at a later date to the Meeting Secretary of Principal Funds, Inc., in care of Principal Financial Group, 711 High Street, Des Moines, Iowa 50392; or (iii) being present and voting in person at the Meeting after giving oral notice of the revocation to the Chair of the Meeting.

Voting Rights. Only Acquired Fund shareholders of record at the close of business on May 1, 2020 (the "Record Date") are entitled to vote. You are entitled to one vote on each matter submitted to the shareholders of the Acquired Fund for each share of that Fund that you hold, and fractional votes for fractional shares held. The Proposal requires for approval the affirmative vote of a "Majority of the Outstanding Voting Securities," which is a term defined in the 1940 Act to mean, with respect to the Acquired Fund, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Acquired Fund present in person or by proxy at the Meeting of the Fund, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Acquired Fund.
The number of votes eligible to be cast at the Meeting as of the Record Date and other share ownership information are set forth below under the heading "Outstanding Shares and Share Ownership" in this Proxy Statement/Prospectus.
Quorum Requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Acquired Fund outstanding at the close of business on the Record Date constitutes a quorum for a Meeting. Abstentions and broker non-votes, if any, are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve the Proposal is determined with reference to a percentage of votes present at the Meeting, which has the effect of counting abstentions and broker non-votes as if they were votes against the Proposal.
In the event the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the Meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to the Proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the Acquired Fund present in person or by proxy at the Meeting. The persons named as proxies and any shareholder present at the Meeting will vote for or against any adjournment in their discretion.
Solicitation Procedures. Proxies may be solicited by mail, personally, by telephone, or by electronic mail or other electronic means by officers and employees of PFI or its affiliates without additional compensation. Brokerage houses, banks, and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies.
Expenses of the Meeting. The direct expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, solicitation costs, and audit fees, will be paid for by PGI as the advisor to the Acquired Fund.

OUTSTANDING SHARES AND SHARE OWNERSHIP
The following table shows as of May 1, 2020, the Record Date, the number of shares outstanding for each class of the Acquired Fund and Acquiring Fund:

SYSTEMATEX INTERNATIONAL FUND		DIVERSIFIED INTERNATIONAL FUND
(Acquired Fund)		(Acquiring Fund)
Share Class	Shares Outstanding	Share Class	Shares Outstanding
Institutional	11,011.544	A	17,333,978.821
R-6	22,901,423.014	C	796,072.100
		J	11,983,613.548
		Institutional	29,253,973.837
		R-1	235,529.972
		R-2	205,517.278
		R-3	878,590.071
		R-4	1,050,430.952
		R-5	3,203,679.596
		R-6	957,094,136.168
As of the May 1, 2020 Record Date, the Directors and Officers of PFI together owned less than 1% of the outstanding shares of any class of shares of the Acquired Fund or Acquiring Fund.
As of the May 1, 2020 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of the Acquired Fund:

Fund/Class	Percent of Ownership	Name and Address of Owner
SYSTEMATEX INTERNATIONAL (Institutional)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		711 HIGH ST
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	68.12%	MAC & CO A/C 135557
		MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SYSTEMATEX INTERNATIONAL (R6)	21.42%	THE PRINCIPAL TRST FOR PST-RTRMENT
		FOR MEDICAL BENEFITS FOR EMPLOYEES 61021
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SYSTEMATEX INTERNATIONAL (R6)	5.86%	MAC & CO A/C 136189
		MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

As of the May 1, 2020 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of the Acquiring Fund:

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (A)	9.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (C)	21.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (C)	8.23%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (Institutional)	52.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (Institutional)	16.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (Institutional)	5.68%	ATTN MUTUAL FUND OPERATIONS
		MAC & CO A/C 298116
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INTERNATIONAL (R1)	94.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (R2)	90.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R2)	9.28%	MLPF&S FOR THE SOLE BENEFIT OF ITS CUST
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INTERNATIONAL (R3)	68.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	76.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	5.26%	GREAT-WEST TRUST COMPANY LLC
		FBO EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

DIVERSIFIED INTERNATIONAL (R5)	80.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R5)	5.72%	PRINCIPAL TRUST COMPANY
		FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

DIVERSIFIED INTERNATIONAL (R6)	65.94%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

FINANCIAL STATEMENTS
The financial statements of the Acquired Fund included in PFI’s Annual Report to Shareholders for the fiscal year ended August 31, 2019 and the financial statements of the Acquiring Fund included in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2019 are incorporated by reference into the Statement of Additional Information and have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm. The unaudited financial statements of the Acquired Fund included in PFI's Semi‑Annual Report to Shareholders for the six-month period ended February 29, 2020 have also been incorporated by reference into the Statement of Additional Information. Copies of these reports are available upon request as described above.
LEGAL MATTERS
Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Laura B. Latham, Esq., Assistant Counsel and Assistant Secretary to PFI. Certain tax consequences of the Reorganization will be passed upon for the Acquiring Fund by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to PFI, and for the Acquired Fund by Jared A. Yepsen, Esq., Assistant Tax Counsel to PFI.
OTHER INFORMATION
PFI is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of any PFI Fund must be received by PFI a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF DIRECTORS

June ___, 2020
Des Moines, Iowa

Appendix A
FORM OF
PLAN OF ACQUISITION
SystematEx International Fund and Diversified International Fund
The Board of Directors (the “Board”) of Principal Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that the Diversified International Fund, a series of the Fund (“DI”), acquire all of the assets of the SystematEx International Fund, a series of the Fund (“SI”), in exchange for the assumption by DI of all of the liabilities of SI and for shares issued by DI which are thereafter to be distributed by SI pro rata to its shareholders in complete liquidation and termination of SI and in exchange for all of SI’s outstanding shares.
SI will transfer to DI and DI will acquire from SI, all of the assets of SI on the Closing Date, as defined below, and will assume from SI all of the liabilities of SI in exchange for the issuance of the number and class of shares of DI determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of SI of the corresponding class in complete liquidation and termination of SI and in exchange for all of SI's outstanding Class R-6 and Institutional Class shares. SI will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by SI in proper form prior to the Closing Date shall be fulfilled by SI. Redemption requests received by SI thereafter will be treated as requests for redemption of those shares of DI allocable to the shareholder in question.
SI will declare, and DI may declare, to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.
On the Closing Date, DI will issue to SI a number of full and fractional Class R-6 and Institutional Class shares of DI, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the corresponding share class of SI. The aggregate value of the net assets of SI and DI shall be determined in accordance with the then-current Prospectus of the Fund as of close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date.
The closing of the transactions contemplated in this Plan of Acquisition (the “Plan”) shall be held at the offices of Principal Global Investors, LLC (“PGI”), 711 High Street, Des Moines, Iowa 50392 on or about the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on June 26, 2020, or on such other date as Fund management may determine (the “Closing”). The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”
In the event that on the Closing Date (a) the NYSE is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for DI or SI to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.
As soon as practicable after the Closing, SI shall (a) distribute on a pro rata basis to the Class R-6 and Institutional Class shareholders of record of SI at the close of business on the Closing Date the shares of DI of the corresponding class received by SI at the Closing in exchange for all of SI's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.
For purposes of the distribution of shares of DI to shareholders of SI, DI shall credit its books an appropriate number and class of its shares to the account of each shareholder of SI. No certificates will be issued for shares of DI. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of SI, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number and class of shares of DI to be credited on the books of DI in respect of such shares of SI as provided above.

SI will, within a reasonable period of time before the Closing Date, furnish DI with a list of SI’s portfolio securities and other investments. DI will, within a reasonable period of time before the Closing Date, identify the securities, if any, on SI's list referred to in the foregoing sentence that DI wishes to receive from SI and otherwise how DI wishes SI’s portfolio to be repositioned prior to the Closing in accordance with DI’s investment objective, policies and strategies. SI, if requested by DI, will reposition its portfolio as directed by DI prior to the Closing. In addition, if it is determined that the portfolios of SI and DI, when aggregated, would contain investments exceeding certain percentage limitations applicable to DI with respect to such investments, SI, if requested by DI, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing. Notwithstanding the foregoing, nothing herein will require SI to dispose of or purchase any investments or securities if, in the reasonable judgment of the Board or PGI, the investment adviser to SI and DI, such disposition would adversely affect the status of the transactions contemplated in this Plan as a “reorganization,” as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended, or would otherwise not be in the best interests of SI.
Prior to the Closing Date, SI shall deliver to DI a list setting forth the assets to be assigned, delivered and transferred to DI, including the securities then owned by SI and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by DI pursuant to this Plan.
All of SI’s portfolio securities shall be delivered by SI’s custodian on the Closing Date to DI or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, as amended, transferred to an account in the name of DI or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from SI’s account at its custodian to DI’s account at its custodian. If on the Closing Date SI is unable to make good delivery to DI’s custodian of any of SI’s portfolio securities because such securities have not yet been delivered to SI’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and SI shall deliver to DI’s custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to DI, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by DI.
This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of SI and notwithstanding favorable action by such shareholders, if the Board believes that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either fund. This Plan may be amended by the Board at any time, except that after approval by the shareholders of SI no amendment may be made with respect to the Plan which in the opinion of the Board materially adversely affects the interests of the shareholders of SI.
Except as expressly provided otherwise in this Plan, PGI will pay or cause to be paid all out-of-pocket fees and direct expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to, accountants’ fees, legal fees, registration fees, and printing expenses. PGI will also pay any explicit trading costs (commissions, taxes, foreign exchange brokerage, and fees) associated with the sale and purchase of any portfolio securities to reposition the Acquired Fund up to $205,000.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ___ day of _____________ 2020.

PRINCIPAL FUNDS, INC. on behalf of the following Acquired Fund: SystematEx International Fund

By:

PRINCIPAL FUNDS, INC. on behalf of the following Acquiring Fund: Diversified International Fund

By:

PRINCIPAL GLOBAL INVESTORS, LLC (solely in connection with the payment of expenses)

By:

FINANCIAL HIGHLIGHTS
The financial highlights table for each of the Acquired Fund and the Acquiring Fund is intended to help investors understand the financial performance of each Fund for the past five fiscal years (or since inception in the case of a Fund in operation for less than five years) for the annual period ended October 31, 2019 for the Acquiring Fund and for the semi-annual period ended February 29, 2020 for the Acquired Fund. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended August 31, 2015 through August 31, 2019 for the Acquired Fund and fiscal years ended October 31, 2015 through October 31, 2019 for the Acquiring Fund have been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in PFI’s Annual Report to Shareholders for the fiscal years ended August 31, 2019 for the Acquired Fund and October 31, 2019 for the Acquiring Fund. Information on the semi‑annual period ended February 29, 2020 for the Acquired Fund has not been audited. Copies of these reports are available on request as described above.

B-1

1
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2019 $ 12.26 $ 0.18 $ 0.79 $ 0.97 ( $ 0 .15) ( $ 0.56) ( $ 0.71) $ 12.52
2018 13.96 0.20 (1.71) (1.51) (0.19) – (0.19) 12.26
2017 11.35 0.11 2.63 2 .74 (0.13) – (0.13) 13.96
2016 11.55 0.13 (0.22) (0.09) (0.11) – (0.11) 11.35
2015 11.96 0.15 (0.44) (0.29) (0.12) – (0.12) 11.55
Class C shares
2019 12.21 0.09 0.80 0.89 (0.05) (0.56) (0.61) 12.49
2018 13 .92 0.10 (1.71) (1.61) (0.10) – (0.10) 12.21
2017 11.30 0.02 2.64 2.66 (0.04) – (0.04) 13.92
2016 11.51 0.06 (0.23) (0.17) (0.04) – (0.04) 11.30
2015 11.91 0.06 (0.43) (0.37) (0.03) – (0.03) 11.51

2
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8.93% $ 217,243 1.27% (c) 1.52% 51.0%
(10.99) 217,118 1.31 1.42 51.1
24.41 256,761 1.35 0.92 46.7
(0.78) 221,880 1.36 1.21 48.2
(2.39) 242,162 1.35 1.28 51.7
8.14 10,863 2.00 (c) 0.72 51.0
(11.68) 15,031 2.08 (c) 0.70 51.1
23.60 16,331 2.08 (c) 0.18 46.7
(1.49) 13,511 2.08 (c) 0.51 48.2
(3.12) 14,376 2.08 (c) 0 .55 51.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

3
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2019 $ 12.13 $ 0.19 $ 0.78 $ 0.97 ( $ 0.17) ( $ 0.56) ( $ 0.73) $ 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11.23
2015 11.83 0.16 (0.43) (0.27) (0.13) – (0.13) 11.43
Institutional shares
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – (0.17) 11.32
2015 11.94 0.21 (0.44) (0.23) (0.18) – (0.18) 11.53
R-1 shares
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) (0.14) (0.06) – (0.06) 11.28
2015 11.87 0.11 (0.43) (0.32) (0.07) – (0.07) 11.48
R-2 shares
2019 12.16 0.15 0.79 0.94 (0.11) (0.56) (0.67) 12.43
2018 13.85 0.15 (1.69) (1.54) (0.15) – (0.15) 12.16
2017 11.25 0.08 2.61 2.69 (0.09) – (0.09) 13.85
2016 11.43 0.11 (0.22) (0.11) (0.07) – (0.07) 11.25
2015 11.83 0.12 (0.43) (0.31) (0.09) – (0.09) 11.43
R-3 shares
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
2016 11.48 0.13 (0.22) (0.09) (0.10) – (0.10) 11.29
2015 11.89 0.14 (0.44) (0.30) (0.11) – (0.11) 11.48
R-4 shares
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
2016 11.66 0.15 (0.23) (0.08) (0.12) – (0.12) 11.46
2015 12.07 0.17 (0.45) (0.28) (0.13) – (0.13) 11.66
R-5 shares
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
2016 11.64 0.16 (0.22) (0.06) (0.14) – (0.14) 11.44
2015 12.05 0.18 (0.44) (0.26) (0.15) – (0.15) 11.64
R-6 shares
2019 (f) 11.76 0.21 0.51 0.72 – – – 12.48

4
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.03% (c) $ 153,026 1.16% 1.27% 1.63% 51.0%
(10.89) (c) 155,540 1.17 1.20 1.56 51.1
24.76 (c) 192,872 1.17 1.20 1.09 46.7
(0.66) (c) 164,531 1.17 1.20 1.40 48.2
(2.26) (c) 181,039 1.25 1.28 1.38 51.7
9.43 357,306 0.79 (d) – 0.81 51.0
(10.60) 10,407,141 0.83 (d) – 1.91 51.1
25.17 11,494,748 0.84 (d) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
(1.90) 5,579,231 0.85 – 1.75 51.7
8.50 3,655 1.63 (d) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
(2.80) (e) 5,298 1.73 – 0.89 51.7
8.63 3,559 1.50 (d) – 1.28 51.0
(11.23) 4,064 1.58 – 1.06 51.1
24.18 7,015 1.58 – 0.69 46.7
(0.99) 5,778 1.59 – 1.04 48.2
(2.64) 6,922 1.60 – 1.01 51.7
8.88 12,322 1.32 (d) – 1.48 51.0
(11.07) 15,377 1.40 – 1.30 51.1
24.41 26,409 1.40 – 0.83 46.7
(0.79) 27,288 1.41 – 1.16 48.2
(2.54) 37,260 1.42 – 1.18 51.7
9.09 17,271 1.13 (d) – 1.54 51.0
(10.94) 27,665 1.21 – 1.50 51.1
24.64 41,921 1.21 – 1.06 46.7
(0.65) 36,763 1.22 – 1.32 48.2
(2.30) 36,818 1.23 – 1.39 51.7
9.21 41,586 1.01 (d) – 1.78 51.0
(10.74) 47,424 1.09 – 1.63 51.1
24.75 60,543 1.09 – 1.19 46.7
(0.52) 61,816 1.10 – 1.45 48.2
(2.16) 70,739 1.11 – 1.51 51.7
6.12 (g) 11,175,055 0.73 (d ),( h) – 2.68 (h) 51.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

5
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2020 (b) $ 9 .50 $ 0 .07 $ – $ 0 .07 ( $ 0 .09 ) $ – ( $ 0 .09 ) $ 9 .48
2019 11 .99 0 .29 ( 1 .27 ) ( 0 .98 ) ( 0 .36 ) ( 1 .15 ) ( 1 .51 ) 9 .50
2018 12 .03 0 .30 0 .16 0 .46 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 11 .99
2017 10 .43 0 .13 1 .69 1 .82 ( 0 .22 ) – ( 0 .22 ) 12 .03
2016 (f) 10 .00 0 .24 0 .26 0 .50 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .43
R-6 shares
2020 (b) 9 .60 0 .06 0 .01 0 .07 ( 0 .09 ) – ( 0 .09 ) 9 .58
2019 12 .09 0 .32 ( 1 .29 ) ( 0 .97 ) ( 0 .37 ) ( 1 .15 ) ( 1 .52 ) 9 .60
2018 12 .12 0 .31 0 .16 0 .47 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 12 .09
2017 10 .44 0 .26 1 .64 1 .90 ( 0 .22 ) – ( 0 .22 ) 12 .12
2016 (f) 10 .00 0 .31 0 .20 0 .51 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .44

6
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .61% (c) $ 270 0 .75% (d) 7 .00% (d) ,(e) 1 .38% (d) 40 .6% (d)
( 7 .37 ) 268 0 .75 7 .07 (e) 2 .81 10 .7
3 .71 305 0 .75 3 .79 (e) 2 .43 46 .1
17 .86 554 0 .75 1 .87 (e) 1 .25 44 .3
4 .93 (c) 4,198 0 .75 (d) 1 .61 (d) ,(e) 2 .59 (d) 60 .2 (d)
0 .61 (c) 216,044 0 .64 (d) 0 .70 (d) ,(e) 1 .16 (d) 40 .6 (d)
( 7 .29 ) 56,624 0 .64 0 .83 (e) 3 .05 10 .7
3 .78 53,807 0 .62 0 .74 (e) 2 .53 46 .1
18 .62 76,182 0 .62 0 .78 (e) 2 .39 44 .3
5 .03 (c) 59,094 0 .62 (d) 1 .11 (d) ,(e) 3 .26 (d) 60 .2 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from September 22, 2015, date operations commenced, through August 31, 2016.

Vote by Mail PROXY TABULATOR 711 High Street 1) Read the Proxy Statement/Prospectus. Des Moines, IA 50392 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY The PFI Board of Directors recommends that you vote FOR the Proposal. For Against Abstain 1. Approval of a Plan of Acquisition providing for the reorganization of the SystematEx International Fund into the Diversified International Fund. ! ! ! THANK YOU FOR VOTING. PLEASE VOTE, DATE, SIGN, AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S. Note: Please sign this proxy as your name appears on the books of the Fund. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 23, 2020 PRINCIPAL FUNDS, INC. ("PFI") SYSTEMATEX INTERNATIONAL FUND (the "Fund") SPECIAL MEETING OF SHAREHOLDERS JUNE 23, 2020 PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS The undersigned holder of shares of beneficial interest of the Fund hereby appoints Kamal Bhatia, Laura B. Latham, Adam U. Shaikh, and Clint L. Woods, and each of them, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Fund, to be held at 801 Grand Avenue, Des Moines, Iowa 50392 on June 23, 2020 at 10:00 a.m. Central Time, and at any and all adjournments or postponements thereof, and to vote all shares of beneficial interest of the Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on this proxy. WHEN THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL SET FORTH HEREIN AND IN THE DISCRETION OF THE PROXIES WITH RESPECT TO ALL OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF. THE UNDERSIGNED ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF SPECIAL MEETING AND PROXY STATEMENT/PROSPECTUS. PLEASE VOTE, DATE, AND SIGN ON THE REVERSE SIDE HEREOF AND PROMPTLY RETURN IN THE ENCLOSED ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.

PART B
PRINCIPAL FUNDS, INC.
711 High Street
Des Moines, Iowa 50392
STATEMENT OF ADDITIONAL INFORMATION
Dated: ___________, 2020
This Statement of Additional Information is available to the shareholders of SystematEx International Fund (the "Acquired Fund") in connection with the proposed reorganization of the Acquired Fund into the Diversified International Fund (the "Acquiring Fund") (the "Reorganization"). The Acquired Fund and Acquiring Fund are each a separate series of Principal Funds, Inc. ("PFI").
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated ___________, 2020, relating to the Special Meeting of Shareholders of the Acquired Fund to be held on June 23, 2020, at 10:00 a.m., Central Time. The Proxy Statement/Prospectus, which describes the proposed Reorganization, may be obtained without charge by writing to Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971 or by calling toll-free at 1 (800) 222-5852.
TABLE OF CONTENTS

(1)
Statement of Additional Information of PFI dated December 31, 2019, as supplemented on January 24, 2020, February 28, 2020, March 13, 2020, March 31, 2020, April 23, 2020, May 1, 2020, and May 5, 2020.

(2)	Statement of Additional Information of PFI dated March 1, 2020, as supplemented on March 13, 2020, March 31, 2020, April 23, 2020, May 5, 2020, and May 13, 2020.

(3)
Audited Financial Statements of the Acquired Fund included in PFI's Annual Report to Shareholders for the fiscal year ended August 31, 2019. Unaudited Financial Statements of the Acquired Fund included in PFI's Semi-Annual Report to Shareholders for the six-month period ended February 29, 2020.

(4)	Audited Financial Statements of the Acquiring Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2019.

(5)	Pro Forma Financial Statements.
INFORMATION INCORPORATED BY REFERENCE
This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File Nos. 033-59474 and 811-07572):

(1)
The Statement of Additional Information of PFI dated December 31, 2019, as supplemented on January 24, 2020, February 28, 2020, March 13, 2020, March 31, 2020, April 23, 2020, May 1, 2020, and May 5, 2020, and filed via EDGAR on those dates.

(2)
The Statement of Additional Information of PFI dated March 1, 2020, as supplemented on March 13, 2020, March 31, 2020, April 23, 2020, May 5, 2020, and May 13, 2020, and filed via EDGAR on those dates.

(3)
The financial statements of the Acquired Fund included in PFI's Annual Report to Shareholders for the fiscal year ended August 31, 2019, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on Form N-CSR on October 29, 2019, and the unaudited financial statements of the Acquired Fund included in PFI's Semi-Annual Report to Shareholders for the six-month period ended February 29, 2020, as filed on Form N-CSRS on April 21, 2020.

(4)
The financial statements of the Acquiring Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2019, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on Form N-CSR on December 27, 2019.

The Annual and Semi-Annual Reports to Shareholders of PFI are available upon request and without charge by calling toll-free at 1 (800) 222-5852 or online at www.principalfunds.com/prospectuses.

PRO FORMA FINANCIAL STATEMENTS
On April 30, 2020, PFI's Board of Directors approved a Plan of Acquisition whereby the Diversified International Fund (the "Acquiring Fund") will acquire all the assets of the SystematEx International Fund (the "Acquired Fund"), subject to the liabilities of the Acquired Fund, in exchange for a number of shares equal in value to the pro rata net assets of shares of the Acquired Fund.
Pro forma combining financial statements for the SystematEx International Fund/Diversified International Fund are not included because, as of May 13, 2020, the assets of the Acquired Fund constituted less than 10% of the assets of the Acquiring Fund.

2

PART C

OTHER INFORMATION

Item 15.    Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.    Was committed in bad faith; or
2.    Was the result of active and deliberate dishonesty; or
(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

Item 16.    Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.
Unless otherwise stated, all filing references are to File Nos. 033-59474 and 811-07572.

(1)	(a)	(1) Articles of Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/26/2019 (Accession No. 0000898745-19-000131)
(2) Articles of Amendment effective 12/30/2019 - Filed as Ex-99(a)(1)(b) on 02/26/2020 (Accession No. 0000898745-20-000125)
	(b)	Articles Supplementary dated 02/05/2020 - Filed as Ex-99(a)(2) on 02/26/2020 (Accession No. 0000898745-20-000125)
(2)	Amended and Restated By-laws effective 01/30/2020 - Filed as Ex-99(b) on 02/26/2020 (Accession No. 0000898745-20-000125)
(3)	N/A
(4)	Form of Plan of Acquisition (filed herewith as Appendix A to the Proxy Statement/Prospectus)
(5)	Included in Exhibits 1 and 2 hereto.
(6)	Amended and Restated Management Agreement dated 03/01/2020 *
(7)	(a)
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(b)	Selling Agreement dated 09/27/2019 for Classes A, C, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares - Filed as Ex-99(e)(2)a on 12/17/2019 (Accession No. 0000898745-19-000725)
	(c)	Amendment to Selling Agreement for Class S - Filed as Ex-99(e)(2)b on 12/15/2017 (Accession No. 0000898745-17-001335)
(8)	N/A
(9)	(a)	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)

	(b)	Custody Agreement Supplement between The Bank of New York Mellon and Principal Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(1)b on 02/26/2020 (Accession No. 0000898745-20-000125)

	(c)	Custody Agreement Amendment to Schedule II between The Bank of New York Mellon and Principal Funds, Inc. dated 04/30/2019 - Filed as Ex-99(g)(1)b on 10/31/2019 (Accession No. 0000898745-19-000686)

	(d)	Custody Agreement Supplement Amendment between The Bank of New York Mellon and Principal Funds, Inc. dated 07/10/2019 - Filed as Ex-99(g)(1)d on 02/26/2020 (Accession No. 0000898745-20-000125)

	(e)	Custody Agreement Supplement between the The Bank of New York Mellon and Principal Funds, Inc. dated 11/07/2019 - Filed as Ex-99(g)(1)e on 02/26/2020 (Accession No. 0000898745-20-000125)

(f)
Custody Agreement Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 01/07/2020 - Filed as Ex-99(g)(1)f on 02/26/2020 (Accession No. 0000898745-20-000125)

(10)	Rule 12b-1 Plan
	(a)	Class A Amended and Restated Distribution Plan and Agreement dated 04/02/2019 - Filed as Ex-99(m)(1) on 06/10/2019 (Accession No. 0000898745-19-000437)
	(b)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)
	(c)	Class J Amended & Restated Distribution Plan and Agreement dated 09/11/2018 - Filed as Ex-99(m)(3) on 11/01/2018 (Accession No. 0000898745-18-000852)
	(d)	Class R-1 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(4) on 12/15/2017 (Accession No. 0000898745-17-001335)
	(e)	Class R-2 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(5) on 12/15/2017 (Accession No. 0000898745-17-001335)
	(f)	Class R-3 Amended & Restated Distribution Plan and Agreement dated 03/01/2019 - Filed as Ex-99(m)(6) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(g)	Class R-4 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(7) on 12/15/2017 (Accession No. 0000898745-17-001335)
(11)	Opinion and Consent of Counsel, regarding legality of issuance of shares and other matters *

(12)	Opinion and Consent of __________________ on tax matters **
(13)	N/A
(14)	Consent of Ernst & Young LLP, Independent Registered Public Accountants *
(15)	N/A
(16)	Powers of Attorney dated 05/01/2020 *
(17)	(a)
Prospectus for A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S Class shares, dated December 31, 2019, included in Post-Effective Amendment No. 257 to the registration statement on Form N-1A (File Nos. 033-59474 and 811-07572) filed on December 21, 2018 (Accession No. 0000898745-18-001042), and as supplemented thereto, dated and filed on January 24, 2020, February 28, 2020, March 10, 2020, March 13, 2020, March 20, 2020, March 31, 2020, and May 5, 2020.

(b)
Prospectus for A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Class shares, dated March 1, 2020, included in Post-Effective Amendment No. 269 to the registration statement on Form N-1A (File Nos. 033-59474 and 811-07572) filed on February 26, 2020 (Accession No. 0000898745-20-000125), and as supplemented thereto, dated and filed on March 20, 2020, March 31, 2020, April 23, 2020, May 5, 2020, and May 13, 2020.

(c)
Statement of Additional Information dated December 31, 2019, included in Post-Effective Amendment No. 267 to the registration statement on Form N-1A (File Nos. 033-59474 and 811-07572) filed on December 27, 2019 (Accession No. 0000898745-19-000781), and as supplemented thereto, dated and filed on January 24, 2020, February 28, 2020, March 13, 2020, March 31, 2020, April 23, 2020, May 1, 2020, and May 5, 2020.

(d)
Statement of Additional Information dated March 1, 2020, included in Post-Effective Amendment No. 269 to the registration statement on Form N-1A (File Nos. 033-59474 and 811-07572) filed on February 26, 2020 (Accession No. 0000898745-20-000125), and as supplemented thereto, dated and filed on March 13, 2020, March 31, 2020, April 23, 2020, May 5, 2020 and May 13, 2020.

(e) (1) Annual Report to Shareholders of Principal Funds, Inc. for the fiscal year ended August 31, 2019 filed on Form N-CSR on October 29, 2019 (Accession Nos. 0000898745-19-000676)
(2) Semi-Annual Report of Principal Funds, Inc. for the semi-annual period ended February 29, 2020 filed on Form N-CSRS on April 21, 2020 (Accession Nos. 0000898745-20-000261)
(3) Annual Report of Principal Funds, Inc. for the fiscal year ended October 31, 2019 filed on Form N-CSR on December 27, 2019 (Accession Nos. 0000898745-19-000770)

*	Filed herein.

**	To be filed by amendment.

Item 17.    Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 13th day of May, 2020.

Principal Funds, Inc. (Registrant) /s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	May 13, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 13, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	May 13, 2020

(E. Ballantine)* __________________________ E. Ballantine	Director	May 13, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Director	May 13, 2020

(C. Damos)* __________________________ C. Damos	Director	May 13, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	May 13, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	May 13, 2020

(P. G. Halter)* __________________________ P. G. Halter	Director	May 13, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	May 13, 2020

(T. Huang)* __________________________ T. Huang	Director	May 13, 2020

(K. McMillan)* __________________________ K. McMillan	Director	May 13, 2020

(E. Nickels)* __________________________ E. Nickels	Director	May 13, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	May 13, 2020

/s/ K. Bhatia
K. Bhatia
President and Chief Executive Officer
* Pursuant to Powers of Attorney filed herewith